Deferred Initial Public Offering (“IPO”) Costs (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred Initial Public Offering (“IPO”) Costs [Abstract]
Accumulated deferred IPO cost		$ 795,771